DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	LIQTECH INTERNATIONAL INC
Entity Central Index Key	0001307579
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]
ASSETS
Cash	$ 1,587,344	$ 559,259	$ 559,259	$ 568,696	$ 5,425	$ 5,600
Accounts Receivable, net	5,668,120	3,029,075	3,029,075	3,921,453
Other Receivables	957,280	517,296	517,296	768,953
Inventories	2,447,198	1,885,681	1,885,681	1,930,793
Prepaid Expenses	235,435	110,552	110,552	161,531
Current Deferred Tax Asset	0	7,000	7,000	0
Total Current Assets	10,895,378	6,108,863	6,108,863	7,351,426	5,425	5,600
Long-Term Assets
PROPERTY AND EQUIPMENT, net accumulated depreciation	6,321,836	6,423,027	6,423,027	6,277,514	73	221
Total Long-term Assets					73	221
OTHER ASSETS:
Other Intangible Assets	46,455	81,554	81,554	49,902
Other Investments	6,759	0	0	43,476
Deposits	44,093	43,537	43,537	43,296
Total Other Assets	97,307	125,091	125,091	136,674
Total Assets	17,314,521	12,656,981	12,656,981	13,765,614	5,498	5,821
LIABILITIES AND STOCKHOLDERS' EQUITY
Lines of Credit	1,706,687	1,033,088	1,033,088	914,190
Current portion of notes payable	449,505	100,000	100,000	0
Current portion of notes payable - related party	3,666,415	0	0	305,620
Current Portion of capital lease obligation	209,675	156,204	156,204	157,877
Accounts Payable - Trade	2,926,152	1,065,567	1,065,567	1,271,931	10,298	11,277
Advances Payable - Related Party					1,325	1,325
Interest Payable					24	0
Accrued Expenses	757,485	718,712	718,712	1,011,156
Accrued Income Taxes Payable	164,966	0	0	48,690
Other Accrued Liabilities	7,387	7,155	7,155	0
Total Current Liabilities	9,888,272	3,080,726	3,080,726	3,709,464	11,647	12,602
Long-Term Liabilities
Notes Payable and Long-Term Debt	0	400,000	400,000	0	5,000	0
Long-Term Capital Lease Obligations	1,036,595	925,749	925,749	1,170,175
Deferred Tax Liability	394,698	480,040	480,040	354,630
Total Long-Term Liabilities	1,431,293	1,805,789	1,805,789	1,524,805
Total Liabilities	11,319,565	4,886,515	4,886,515	5,234,269	16,647	12,602
STOCKHOLDERS' EQUITY:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized. No shares issued or outstanding					0	0
Common Stock	21,600	9,309	291,605	291,605	41,372	21,372
Additional Paid in Capital	5,212,297	2,532,776	2,250,480	2,209,534	82,628	82,628
Treasury Stock, value	0	(25,019)	(25,019)	(25,019)
Deficit accumulated during development stage					(135,149)	(110,781)
Retained Earnings	4,765,229	4,367,372	4,367,372	4,374,001
Other Comprehensive Income, net	(310,520)	(256,123)	(256,123)	187,525
Note Receivable from a Shareholder, net of discount	(3,719,327)	(80,000)	(80,000)	(80,000)
Uncontrolled Interest in Subsidiaries	25,677	1,222,151	1,222,151	1,533,825
Total Stockholders' Equity					(11,149)	(6,781)
Total Stockholders' Equity (Deficit)	5,994,956	7,770,466	7,770,466	8,531,345
Total Liabilities and Stockholders' Equity	$ 17,314,521	$ 12,656,981	$ 12,656,981	$ 13,765,614	$ 5,498	$ 5,821

CONSOLIDATED BALANCE SHEETS [Parenthetical]	Sep. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Liqtech As and Subsidiaries [Member] DKK	Dec. 31, 2009 Liqtech As and Subsidiaries [Member] DKK	Dec. 31, 2010 Blue Moose Media, Inc [Member] USD ($)	Dec. 31, 2009 Blue Moose Media, Inc [Member] USD ($)
Preferred stock, par value (in dollars per share)					$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Discount on notes payable related party (in dollars)	$ 98,936	$ 0
Common stock, par value (per share)	$ 0.001	$ 0.001	1,000	1,000	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	10,000,000	1,560	1,560	100,000,000	100,000,000
Common stock, shares issued	21,600,000	9,308,333	1,560	1,560	41,371,750	21,371,750
Common stock, shares outstanding	21,600,000	9,308,333	1,560	1,560	41,371,750	21,371,750
Treasury stock, shares	0	46,070	6	6
Discount on shareholders notes receivable (in dollars)	$ 98,936	$ 0

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				78 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
NET SALES	$ 6,829,535	$ 4,208,137	$ 13,552,746	$ 12,461,177	$ 15,728,817	$ 12,897,223	$ 0	$ 0	$ 24,651
COST OF GOODS SOLD	5,369,166	3,226,287	10,237,494	9,394,423	12,054,973	9,023,289
GROSS PROFIT	1,460,369	981,850	3,315,252	3,066,754	3,673,844	3,873,934
OPERATING EXPENSES:
Selling Expense	402,648	343,053	1,037,853	1,003,844	1,476,656	1,421,246
General and Administrative Expenses	263,243	214,614	1,139,078	1,219,112	1,748,596	1,394,082	24,344	29,363	153,388
Research and Development	126,680	52,974	374,505	362,339	421,518	239,712
Total Operating Expense	792,571	610,641	2,551,436	2,585,295	3,646,770	3,055,040
INCOME FROM OPERATIONS	667,798	371,209	763,816	481,459	27,074	818,894	(24,344)	(29,363)	(128,737)
OTHER INCOME (EXPENSE)
Interest and Other Income	31,417	12,764	50,189	93,905	64,916	37,903
Interest (Expense)	(59,923)	(27,916)	(139,166)	(92,936)	(214,520)	(116,919)	24	0	6,412
Gain (Loss) on unconsolidated investments	0	50	0	(7,055)	(123,647)	(86,673)
Gain (Loss) on Currency Transactions	8,658	(14,493)	(25,832)	60,203	86,377	(26,955)
Gain (Loss) on Sale of Fixed Assets					(9,801)	(5,248)
Total Other Income (Expense)	(19,848)	(29,595)	(114,809)	54,117	(196,675)	(197,892)
INCOME BEFORE INCOME TAXES	647,950	341,614	649,007	535,576	(169,601)	621,002	(24,368)	(29,363)	(135,149)
Income Tax - Current							0	0	0
Income Tax - Deferred							0	0	0
INCOME TAX EXPENSE	91,347	206,303	188,557	358,795	145,531	300,803
NET INCOME (LOSS)	556,603	135,311	460,450	176,781	(315,132)	320,199
NET INCOME ATTRIBUTABLE TO UNCONTROLLED INTEREST IN SUBSIDIARIES	72,397	54,199	82,207	(86,100)	(308,503)	(9,303)
NET INCOME ATTRIBUTABLE TO LIQTECH INTERNATIONAL, INC.	484,206	81,112	378,243	262,881	(6,629)	329,502	(24,368)	(29,363)	(135,149)
NET INCOME	556,603	135,311	460,450	176,781	(315,132)	320,199
CURRENCY TRANSLATION, NET OF TAXES	(456,337)	566,456	(65,918)	(307,400)	486,693	(378,776)
OTHER COMPREHENSIVE INCOME (LOSS)	27,869	701,767	312,325	(130,619)	171,561	(58,577)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST IN SUBSIDIARIES	(7,499)	(202,287)	11,521	70,036	(351,548)	30,571
OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO LIQTECH INTERNATIONAL, INC.	$ 20,370	$ 499,480	$ 323,846	$ (60,583)	$ 523,109	$ (89,148)
BASIC EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.01	$ 0.03	$ 0.03	$ (4.27)	$ 212.03
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (in shares)	14,251,721	9,308,333	10,974,237	9,308,333	1,554	1,554
DILUTED EARNINGS PER SHARE (in dollars per share)	$ 0.03	$ 0.01	$ 0.03	$ 0.03	$ (4.27)	$ 212.03
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ASSUMING DILUTION (in shares)	15,761,847	9,308,333	11,477,612	9,308,333	1,554	1,554
Net Loss per Common Share - Basic and Diluted (in dollars per share)							$ 0	$ 0
Weighted Average Shares Outstanding - Basic and Diluted (in shares)							35,344,353	9,097,777

CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Liqtech As and Subsidiaries [Member] Common Stock [Member]	Liqtech As and Subsidiaries [Member] Treasury Stock [Member]	Liqtech As and Subsidiaries [Member] Additional Paid-in Capital [Member]	Liqtech As and Subsidiaries [Member] Retained Earnings [Member]	Liqtech As and Subsidiaries [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Liqtech As and Subsidiaries [Member] Shareholder Receivable [Member]	Liqtech As and Subsidiaries [Member] Noncontrolling Interest [Member]	Liqtech As and Subsidiaries [Member]	Blue Moose Media, Inc [Member] Common Stock [Member]	Blue Moose Media, Inc [Member] Additional Paid-in Capital [Member]	Blue Moose Media, Inc [Member] Deficit Accumulated During Developement Stage [Member]	Blue Moose Media, Inc [Member]	Total
Balance at Jun. 30, 2004												$ 0
Net Loss												(135,149)
Balance at Dec. 31, 2010												(11,149)
Balance at Jul. 01, 2004									0	0	0	0
Balance (in shares) at Jul. 01, 2004									0
Issuance of Common Stock									1,284	17,116	0	18,400
Issuance of Common Stock (in shares)									1,283,500
Net Loss									0	0	(14,511)	(14,511)
Balance at Dec. 31, 2004									1,284	17,116	(14,511)	3,889
Balance (in shares) at Dec. 31, 2004									1,283,500
Issuance of Common Stock									38	15,062	0	15,100
Issuance of Common Stock (in shares)									37,750
Net Loss									0	0	(11,771)	(11,771)
Balance at Dec. 31, 2005									1,322	32,178	(26,282)	7,218
Balance (in shares) at Dec. 31, 2005									1,321,250
Net Loss									0	0	(29,095)	(29,095)
Balance at Dec. 31, 2006									1,322	32,178	(55,377)	(21,877)
Balance (in shares) at Dec. 31, 2006									1,321,250
Issuance of Common Stock									50	50,450		50,500
Issuance of Common Stock (in shares)									50,500
Net Loss									0	0	(11,075)	(11,075)
Balance at Dec. 31, 2007									1,372	82,628	(66,452)	17,548
Balance (in shares) at Dec. 31, 2007									1,371,750
Net Loss									0	0	(14,966)	(14,966)
Balance at Dec. 31, 2008									1,372	82,628	(81,418)	2,582
Balance (in shares) at Dec. 31, 2008	1,560	6							1,371,750
BALANCE at Dec. 31, 2008	291,605	(25,019)	2,185,053	4,044,499	151,377	(100,000)	1,543,128
Issuance of Common Stock									20,000	0	0	20,000
Issuance of Common Stock (in shares)									20,000,000
Stock-based Compensation	0	0	24,481	0	0	0	0
Payment received from Shareholder	0	0	0	0	0	20,000	0
Currency Translation, net	0	0	0	0	36,148	0	39,874	(76,022)
Net Income (Loss)	0	0	0	329,502	0	0	(9,303)	320,199
Net Loss								329,502	0	0	(29,363)	(29,363)	(29,363)
BALANCE at Dec. 31, 2009	291,605	(25,019)	2,209,534	4,374,001	187,525	(80,000)	1,573,699	8,531,345
Balance at Dec. 31, 2009									21,372	82,628	(110,781)	(6,781)	(6,781)
Balance (in shares) at Dec. 31, 2009	1,560	6							21,371,750
Issuance of Common Stock									20,000	0	0	20,000
Issuance of Common Stock (in shares)									20,000,000
Stock-based Compensation	0	0	40,946	0
Currency Translation, net	0	0	0	0	(443,647)	0	(43,045)	486,693
Net Income (Loss)	0	0	0	(6,629)	0	0	(308,503)	(315,132)
Net Loss								(6,629)	0	0	(24,368)	(24,368)	(24,368)
BALANCE at Dec. 31, 2010	291,605	(25,019)	2,250,480	4,367,372	(256,123)	(80,000)	1,222,151	7,770,466					7,770,466
Balance at Dec. 31, 2010									$ 41,372	$ 82,628	$ (135,149)	$ (11,149)
Balance (in shares) at Dec. 31, 2010	1,560	6							41,371,750

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended				78 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2009 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]	Dec. 31, 2009 Blue Moose Media, Inc [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Cash Flows from Operating Activities:
Net Income (loss)	$ 378,243	$ 262,881	$ (6,629)	$ 329,502	$ (24,368)	$ (29,363)	$ (135,149)
Net Income (Loss)	460,450	176,781	(315,132)	320,199
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,059,535	942,449	1,152,099	965,297	148	147	16,273
Compensation from stock options	20,661	8,803	40,946	24,481
Bad debt expense	84,268	8,628	428,960	4,061
Change in deferred tax asset / liability	(78,342)	1,555	118,410	216,970
Loss on sale of equipment			9,801	5,248
Loss on Long-term investments			43,476	0
Uncontrolled interest in subsidiary	93,728	(78,106)	(308,503)	(9,303)
(Gain) loss on Currency translation	(54,398)	(314,809)	(486,693)	76,022
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(2,922,908)	1,476,511	715,075	(2,345,398)
(Increase) decrease in inventory	(561,517)	(326,715)	45,112	(391,263)
Accrued Interest					24	0	24
(Increase) decrease in prepaid expenses/Deposits	(125,439)	88,730	50,738	(35,964)
Increase (decrease) in accounts payable	1,860,585	(93,038)	(206,364)	677,504	(979)	5,381	10,298
Increase (decrease) in accrued expenses	203,971	(385,594)	(333,979)	428,587
Total Adjustments	(365,458)	1,643,223	1,577,581	(374,455)
Net Cash Provided (Used) by Operating Activities	12,785	1,906,104	1,262,449	(54,256)	(25,175)	(23,835)	(108,554)
Cash Flows from Investing Activities:
Purchase of Fixed Assets	(946,242)	(1,045,769)	(1,307,413)	(984,130)	0	0	(16,346)
Purchase of intangible assets			(31,652)	(25,422)
Purchase of Long-term investments	(6,759)	(91,031)	0	(12,688)
Net cash flows used in investing activities	(953,001)	(1,136,800)	(1,339,065)	(1,022,240)	0	0	(16,346)
Cash Flows from Financing Activities:
Proceeds from sale of common stock					20,000	20,000	124,000
Proceeds (Payments) on Notes Payable	0	500,000	500,000	0	5,000	0	5,000
Net Proceed (Payments) on Lines of Credit	564,768	(666,293)	118,898	(435,251)
Proceeds from notes payable - related party					0	0	37,000
(Payments) on Notes Payable - Related Party	0	(305,620)	(305,620)	270,620	0	0	(37,000)
(Payments) on Capital Lease Obligation	(98,244)	(177,267)	(246,099)	(105,388)
Proceeds from issuance of common stock and warrants	4,607,087	0
Proceeds from advances payable - related party					0	0	22,126
Payments on advances payable - related party					0	0	(20,801)
Repurchase of common stock	(4,577,999)	0
Payments on Related Party Notes Receivable	1,527,088	0	0	20,000
Net Cash Provided (Used) by Financing Activities	2,022,700	(649,180)	67,179	(250,019)	25,000	20,000	130,325
Net Increase (Decrease) in Cash and Cash Equivalents	1,028,086	(194,685)	(9,437)	(1,326,515)	(175)	(3,835)	5,425
Cash and Cash Equivalents at Beginning of Period	559,259	568,696	568,696	1,895,211	5,600	9,435	0
Cash and Cash Equivalents at End of Period	1,587,345	374,011	559,259	568,696	5,425	5,600	5,425
Supplemental Disclosures of Cash Flow Information:
Interest			214,520	116,919	0	0	6,388
Income Taxes			145,531	547,951	0	0	0
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Subsidiary Capital Contribution, Value	280,039
Capital Contribution, Shares, Subsidiary (in shares)	400
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	325,208
Purchase Of Capital Leased Assets, Equipment	262,561			1,433,440
Reclassification Of Leasehold Improvements To Other Receivables	$ 285,558

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

REVERSE ACQUISITION

On August 24, 2011, pursuant to an Agreement and Plan of Merger, dated as of August 23, 2011, by and among, LiqTech International, Inc. (“Parent”) (formerly Blue Moose Media, Inc.), Blue Moose Delaware Merger Sub, Inc., (“BMD Sub”), a wholly owned subsidiary of Parent and LiqTech USA (the “Merger Agreement”), BMD Sub was merged with and into LiqTech USA (the “Merger”) and as a result of the Merger, LiqTech USA became a wholly owned subsidiary of Parent. Prior to the Merger there were 4,155,250 shares of the common stock, par value $.001 per share of Parent outstanding, pursuant to the Merger each of the 17,444.75 outstanding shares of the common stock of LiqTech USA, was exchanged for 1,000 shares of Parent’s common stock, for a total of 17,444,750 shares resulting in 21,600,000 shares of Parent common stock being outstanding immediately following the Merger and warrants to acquire up to 6,500 shares of LiqTech USA’s common stock at an exercise price of $1,500 per share, were by their terms, converted into warrants to acquire up to 6,500,000 shares of Parent common stock at an exercise price of $1.50 per share.

Business and Basis of Presentation — The consolidated financial statements include the accounts of LiqTech International, Inc., “Company”, “us”, “we” and “our” as used in this report refer to LiqTech International, Inc. and its subsidiaries (set forth below), which engages in the development, design, production, marketing and sale of diesel particulate air and liquid filters and kiln furniture in United States of America, Canada, Europe, Asia and Brazil.

LiqTech International, Inc., a Nevada corporation organized in July 2004, formerly Blue Moose Media, Inc.

LiqTech USA, Inc. (“LiqTech USA”), a Delaware corporation and a wholly-owned subsidiary of Parent formed in May 2011.

LiqTech A/S (“LiqTech AS”), a Danish Corporation, incorporated on March 15, 1999, a wholly-owned subsidiary of LiqTech USA, engages in the development, design, production, marketing and sale of ceramic diesel particulate and liquid filters and kiln furniture in Europe, Asia and Brazil.

LiqTech International A/S, a Danish Corporation, incorporated on January 15, 2000, formerly known as CoMeTas A/S (“LiqTech Int. DK”), a directly and indirectly wholly owned subsidiary of LiqTech USA, engages in development, design, application, marketing and sale of membranes on ceramic diesel particulate and liquid filters and catalytic converters in Europe, Asia and Brazil. LiqTech Int. DK was a 75% owned subsidiary from August 24, 2011 to March 2011 and a 60% owned subsidiary prior to March 2011.

LiqTech NA, Inc. (“LiqTech NA”) a directly and indirectly wholly owned subsidiary of LiqTech USA, incorporated in Delaware on July 1, 2005, engages in the production, marketing and sale of ceramic diesel particulate and liquid filters and kiln furniture in United States of America and Canada. Prior to August 2011, LiqTech held a 90% interest in LiqTech NA.

LiqTech Asia (“LiqTech Asia”) a 60% owned subsidiary of LiqTech AS, incorporated in Korea on July 20, 2006, is currently a dormant subsidiary.

The accompanying financial statements are unaudited. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at September 30, 2011 and 2010 and for the periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s December 31, 2010 audited financial statements. The results of operations for the periods ended September 30, 2011 and 2010 are not necessarily indicative of the operating results for the full year.

Consolidation — The consolidated financial statements include the accounts and operations of the Company. The non-controlling interests in the net assets of the subsidiaries are recorded in equity. The non-controlling interests of the results of operations of the subsidiaries are included in the results of operations and recorded as the non-controlling interest in subsidiaries. All material inter-company transactions and accounts have been eliminated in the consolidation.

Functional Currency / Foreign currency translation — The Group functional currency is the Danish Krone (“DKK”) and its reporting currency is U.S. dollars for the purpose of these financial statements. The Company’s consolidated balance sheet accounts are translated into U.S. dollars at the period-end exchange rates (5.51DKK and 5.61DKK to $1 at September 30, 2011 and at December 31, 2010, respectively) and all revenue and expenses are translated into U.S. dollars at the average exchange rates prevailing during the 2011 and 2010 (5.31DKK and 5.67DKK to $1) in which these items arise. Translation gains and losses are deferred and accumulated as a component of other comprehensive income in stockholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are included in the statement of operations as incurred.

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company had no balances held in financial institution in the United States in excess of federally insured amounts at September 30, 2011 and December 31, 2010.

Accounts Receivable — Accounts receivable consist of trade receivables arising in the normal course of business. The Company establishes an allowance for doubtful accounts which reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence.

The roll forward of the allowance for doubtful accounts for the nine months ended September 30, 2011 and twelve months ended December 31, 2010 is as follows:

	2011	2010
Allowance for doubtful accounts at the beginning of the period	$452,266	$221,400
Bad debt expense	—	428,960
Amount of receivables written off	(452,266)	198,094
Allowance for doubtful accounts at the end of the period	$—	$452,266

Inventory — Inventory is carried at the lower of cost or market, as determined on the first-in, first-out method.

Property and Equipment — Property and equipment are stated at cost. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized, upon being placed in service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed for financial statement purposes on a straight-line basis over the estimated useful lives of the assets which range from three to twenty years (See Note 4).

Long-Term Investments — Investments in non-public companies are included in long-term investments in the consolidated balance sheet and are accounted for under the cost method and equity method. For these non-quoted investments, we regularly review the assumptions underlying the operating performance and cash flow forecasts based on information requested from these privately held companies. Generally, this information may be more limited, may not be as timely as and may be less accurate than information available from publicly traded companies. Assessing each investment's carrying value requires significant judgment by management. If it is determined that there is an-other-than-temporary decline in the fair value of a non-public equity security, we write-down the investment to its fair value and record the related write-down as an investment loss in the consolidated statement of operations.

Intangible Assets — Definite life intangible assets include patents. The Company accounts for definite life intangible assets in accordance with Financial Accounting Standards Board, (“FASB”) Accounting Standards Codification, (“ASC”) Topic 350, “Goodwill and Other Intangible Assets” and amortized the patents on a straight line basis over the estimated useful life of two to ten years.

Revenue Recognition and Sales Incentives — The Company's accounts for revenue recognition in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB 101), FASB ASC 605 Revenue Recognition. The Company recognizes revenue when rights and risk of ownership have passed to the customer, when there is persuasive evidence of an arrangement, product has been shipped or delivered to the customer, the price and terms are finalized, and collections of resulting receivable is reasonably assured. Products are primarily shipped FOB shipping point at which time title passes to the customer. In some instances the Company uses common carriers for the delivery of products. In these arrangements, sales are recognized upon delivery to the customer. The Company's revenue arrangements with its customers often include early payment discounts and such sales incentives are recorded against sales.

Advertising Cost — Cost incurred in connection with advertising of the Company’s products are expensed as incurred. Such costs amounted to $28,131 and $19,736, for the nine months ended September 30, 2011 and 2010, respectively.

Research and Development Cost — The Company expenses research and development costs for the development of new products as incurred. Included in operating expense for the nine months ended September 30, 2011 and 2010 are $374,505, and $362,339, respectively, of research and development costs.

Income Taxes — The Company accounts for income taxes in accordance with FASB ASC Topic 740 Accounting for Income Taxes. This statement requires an asset and liability approach for accounting for income taxes.

Earnings Per Share — The Company calculates earnings per share in accordance with FASB ASC 260 Earnings Per Share. Basic earnings per common share (EPS) are based on the weighted average number of common shares outstanding during each period. Diluted earnings per common share are based on shares outstanding (computed as under basic EPS) and potentially dilutive common shares. Potential common shares included in the diluted earnings per share calculation include in-the-money stock options that have been granted but have not been exercised.

Stock Options — The Companies have granted stock options to certain key employees. See Note 12. During the years presented in the accompanying consolidated financial statements, the Company has granted options. The Company accounts for options in accordance with the provisions of FASB ASC Topic 718, Compensation – Stock Compensation. Non-cash compensation costs of $20,661 and $8,803 have been recognized for the vesting of options granted to employees with an associated recognized tax benefit of $0 for the nine months ended September 30, 2011 and 2010, respectively.

Fair Value of Financial Instruments — The Company accounts for fair value measurements for financial assets and financial liabilities in accordance with FASB ASC Topic 820. The authoritative guidance, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;
•	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, prepaid expenses, investments, accounts payable, accrued expenses, capital lease obligations and notes payable approximates their recorded values due to their short-term maturities.

Accounting Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Recently Enacted Accounting Standards — In May 2011, the Financial Accounting Standards Board (FASB) issued amended standards to achieve a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. For assets and liabilities categorized as Level 3 and recognized at fair value, these amended standards require disclosure of quantitative information about unobservable inputs, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, these amended standards require that we disclose the level in the fair value hierarchy for financial instruments disclosed at fair value but not recorded at fair value. These new standards are effective for us beginning in the first quarter of 2012; early adoption of these standards is prohibited. We do not expect these new standards to significantly impact our consolidated condensed financial statements.

In June 2011, the FASB issued amended standards to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and require that all changes in stockholders’ equity — except investments by, and distributions to, owners — be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require that we present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. These new standards are effective for us beginning in the first quarter of 2012 and are to be applied retrospectively.

These amended standards will impact the presentation of other comprehensive income but will not impact our financial position or results of operations.

Other recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Restatement — The common shares outstanding, common stock and additional paid in capital have been restated in the December 31, 2010 financial statements to reflect the 9,308,333 shares par value of $0.001 per share issued for the 1,560 shares par value of DKK 1,000 per share of LiqTech AS in connection with the Merger.

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business and Basis of Presentation — The consolidated financial statements include the accounts of LiqTech A/S, “Company”, “us”, “we” and “our” as used in this report refer to LiqTech A/S and its subsidiaries, which engages in the development, design, production, marketing and sale of diesel particulate air and liquid filters and kiln furniture in United States of America, Canada, Europe, Asia and Brazil.

LiqTech A/S (“Parent”), a Danish Corporation, incorporated on March 15, 1999, engages in the development, design, production, marketing and sale of ceramic diesel particulate and liquid filters and kiln furniture in Europe, Asia and Brazil.

CoMeTas A/S (“CoMeTas”), a 60% owned subsidiary, Danish Corporation, incorporated on January 15, 2000 engages in development, design, application, marketing and sale of membranes on ceramic diesel particulate and liquid filters and catalytic converters.

LiqTech NA (“LiqTech NA”) a 90% owned subsidiary, incorporated in Delaware on July 1, 2005, engages in the production, marketing and sale of ceramic diesel particulate and liquid filters and kiln furniture in United States of America and Canada.

LiqTech Asia (“LiqTech Asia”) a 60% owned subsidiary, incorporated in Korea on July 20, 2006, is currently a dormant subsidiary.

Consolidation — The consolidated financial statements include the accounts and operations of Parent and Subsidiaries. The non-controlling interests in the net assets of the subsidiaries are recorded in equity. The non-controlling interests of the results of operations of the subsidiaries are included in the results of operations and recorded as the uncontrolled interest in subsidiaries. All material inter-company transactions and accounts have been eliminated in the consolidation.

Functional Currency / Foreign currency translation — The Group functional currency is the Danish Krone (“DKK”) and its reporting currency is U.S. dollars for the purpose of these financial statements. The Company’s consolidated balance sheet accounts are translated into U.S. dollars at the year-end exchange rates (5.6133DKK and 5.1901DKK to $1 at December 31, 2010 and 2009, respectively) and all revenue and expenses are translated into U.S. dollars at the average exchange rates prevailing during the 2010 and 2009 (5.63DKK and 5.36DKK to $1) in which these items arise. Translation gains and losses are deferred and accumulated as a component of other comprehensive income in stockholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations from transactions denominated in a currency other than the functional currency are included in the statement of operations as incurred.

Cash and Cash Equivalents — The Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. The Company had no balances held in financial institution in the United States in excess of federally insured amounts at December 31, 2010 and 2009.

Accounts Receivable — Accounts receivable consist of trade receivables arising in the normal course of business. The Company establishes an allowance for doubtful accounts which reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence.

The roll forward of the allowance for doubtful accounts for the years ended December 31, 2010 and 2009 is as follows:

	2010	2009
Allowance for doubtful accounts at the beginning of the period	$221,400	$0
Bad debt expense	675,341	225,461
Amount of receivables written off	(428,960)	(4,061)
Effect of currency translation	(15,515)	0
Allowance for doubtful accounts at the end of the period	$452,266	$221,400

Inventory — Inventory is carried at the lower of cost or market, as determined on the first-in, first-out method.

Property and Equipment — Property and equipment are stated at cost. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized, upon being placed in service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed for financial statement purposes on a straight-line basis over the estimated useful lives of the assets which range from three to twenty years (See Note 4).

Long-Term Investments — Investments in non-public companies are included in long-term investments in the consolidated balance sheet and are accounted for under the cost method and equity method. For these non-quoted investments, we regularly review the assumptions underlying the operating performance and cash flow forecasts based on information requested from these privately held companies. Generally, this information may be more limited, may not be as timely as and may be less accurate than information available from publicly traded companies. Assessing each investment’s carrying value requires significant judgment by management. If it is determined that there is an other-than-temporary decline in the fair value of a non-public equity security, we write-down the investment to its fair value and record the related write-down as an investment loss in the consolidated statement of operations.

Intangible Assets – Definite life intangible assets include patents. The Company accounts for definite life intangible assets in accordance with Financial Accounting Standards Board, (“FASB”) Accounting Standards Codification, (“ASC”) Topic 350, “Goodwill and Other Intangible Assets” and amortized the patents on a straight line basis over the estimated useful life of two to ten years.

Revenue Recognition and Sales Incentives — The Company’s accounts for revenue recognition in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (SAB 101), FASB ASC 605 Revenue Recognition. The Company recognizes revenue when rights and risk of ownership have passed to the customer, when there is persuasive evidence of an arrangement, product has been shipped or delivered to the customer, the price and terms are finalized, and collections of resulting receivable is reasonably assured. Products are primarily shipped FOB shipping point at which time title passes to the customer. In some instances the Company uses common carriers for the delivery of products. In these arrangements, sales are recognized upon delivery to the customer. The Company’s revenue arrangements with its customers often include early payment discounts and such sales incentives are recorded against sales.

Advertising Cost — Cost incurred in connection with advertising of the Company’s products are expensed as incurred. Such costs amounted to $31,329 and $38,236, for the years ended December 31, 2010 and 2009, respectively.

Research and Development Cost — The Company expenses research and development costs for the development of new products as incurred. Included in operating expense at December 31, 2010 and 2009 are $421,518, and $239,712, respectively, of research and development costs.

Income Taxes — The Company accounts for income taxes in accordance with FASB ASC Topic 740 Accounting for Income Taxes. This statement requires an asset and liability approach for accounting for income taxes.

Earnings Per Share — The Company calculates earnings per share in accordance with FASB ASC 260 Earnings Per Share. Basic earnings per common share (EPS) are based on the weighted average number of common shares outstanding during each period. Diluted earnings per common share are based on shares outstanding (computed as under basic EPS) and potentially dilutive common shares. Potential common shares included in the diluted earnings per share calculation include in-the-money stock options that have been granted but have not been exercised.

Stock Options — The Companies have stock option plans that provide for stock-based employee compensation, including the granting of stock options, to certain key employees. The plans are more fully described in Note 12. During the years presented in the accompanying consolidated financial statements, the Company has granted options under its stock option plans. The Company accounts for options in accordance with the provisions of FASB ASC Topic 718, Compensation – Stock Compensation. Non-cash compensation costs of $40,946 and $24,481 have been recognized for the vesting of options granted to employees with an associated recognized tax benefit of $0 for the twelve months ended December 31, 2010 and 2009, respectively.

Fair Value of Financial Instruments — The Company accounts for fair value measurements for financial assets and financial liabilities in accordance with FASB ASC Topic 820. The authoritative guidance, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, prepaid expenses, Investments, accounts payable, accrued expenses, capital lease obligations and notes payable approximates their recorded values due to their short-term maturities.

Accounting Estimates — The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Recently Enacted Accounting Standards –In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 amends Subtopic 820-10 to require disclosure of the transfers in and out of Levels 1 and 2. The Company adopted ASU 2010-06 and its application had no impact on the Company’s consolidated financial statements.

Other recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company’s present or future financial statements.

Note 1 — Organization and Summary of Significant Accounting Policies

Organization

Blue Moose Media, Inc., (“the Company”) was incorporated under the laws of the State of Nevada on July 1, 2004. The Company’s previous business included providing video, DVD, CD-ROM and DVD-ROM production and design services and photography and videos of special events, including weddings. Currently the Company is seeking other business opportunities. The Company is considered a development stage company.

Revenue Recognition

Revenue from sales and services are recognized when the service is performed and invoiced and collectability is reasonably assured.

Use of Estimates

Preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses. If the underlying estimates and assumptions, upon which the financial statements are based, change in future periods, actual amounts may differ from those included in the accompanying Financial Statements.

Cash and Cash Equivalents

The Company considers all highly liquid debt investments purchased with a maturity of three months or less to be cash equivalents.

Property and Equipment

Property and equipment are stated at the lower of cost or market. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized upon being placed in service. Expenditures for maintenance and repairs are charged to expenses as incurred. Depreciation is computed for financial statement purposes on a straight-line method over the estimated useful life of three to seven years.

Long-Lived Assets

The Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Earnings (Loss) Per Share

The computation of loss per share is based on the weighted average number of shares outstanding during the period presented in accordance with ASC Topic No. 260, “Earnings Per Share” [See note 8].

The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. Common stock equivalents are not included in the diluted earnings per share calculation when their effect is antidilutive. The Company has not granted any stock options or warrants since inception.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740, Income Taxes. Deferred income taxes are provided for items reported in different periods for income tax purposes than for financial reporting purposes.

Recently Enacted Accounting Standards

In May 2009, the FASB issued an accounting standard which established general guidelines of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. This standard, as described in ASC Topic 855, Subsequent Events, requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. This standard became effective for fiscal years and interim periods ending after June 15, 2009. Although the adoption of this standard did not have an impact on the Company’s consolidated financial condition, results of operations or cash flows, there were impacts to the Company’s 2009 financial statement disclosures. In February 2010, the FASB issued an accounting standard update to ASC 855 which eliminated the requirement for an SEC filer to disclose the date through which subsequent events have been evaluated in both issued and revised financial statements. This standard became effective upon issuance, with limited exceptions. The adoption of this standard update did not have an impact on the Company’s consolidated financial condition, results of operations or cash flows, and eliminated the 2009 financial statement disclosure requirement related to subsequent events.

In January 2010, the FASB issued an accounting standard update to ASC 820 which required new disclosures and clarified existing disclosures about fair value measurement. This update became effective for interim and annual reporting periods beginning after December 15, 2009. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Related Party Transactions Disclosure [Text Block]

NOTE 2 — RELATED PARTY TRANSACTIONS

Notes receivable from related parties — At September 30, 2010, LiqTech NA had a note receivable of $80,000 from an officer bearing interest at 4%. The note was secured by the officer’s stock in the Company and was due on demand. The note was paid in full as of September 30, 2011. Interest income of $2,087 and $2,400 was recorded and received for the nine months ended September 30, 2011 and 2010, respectively.

The Company has a $3,765,351 note receivable, net of a discount of $98,936 as of September 30, 2011, from a shareholder resulting from the purchase of common shares and classified as equity in the accompanying financial statements. The note was discounted $120,600 as the note does not accrue interest and is payable on June 30, 2012. During the three and nine months ended September 30, 2011 the Company recorded interest income of $21,664 as a result of amortization of the discount.

The Company recorded a $1,500,000 note receivable from the sale of common shares with $52,912 remaining outstanding as of September 30, 2011. The $52,912 was collected in October 2011.

Notes payable related party — The Company has a $3,765,351 note payable, net of a discount of $98,936 as of September 30, 2011, to current and former shareholders of LiqTech AS in connection with the LiqTech AS’s reverse acquisition of LiqTech USA, concurrently with the Merger. The note was discounted $120,600 as the note does not accrue interest and is payable on June 30, 2012. During the three and nine months ended September 30, 2011 the Company record interest expense of $21,664 as a result of amortization of the discount.

During, 2010, the Company paid $1,586,200 the remaining balance of a note payable plus interest accruing at 6% to an entity controlled by the majority shareholder.

NOTE 2 — RELATED PARTY TRANSACTIONS

Notes receivable related party — At December 31, 2010 and 2009, LiqTech NA has a $80,000 loan to the minority shareholder for capital calls of LiqTech NA. The note is recorded as contra-equity. The note accrues interest at 4% and is payable on or before December 31, 2012. Interest income of $3,200 was recorded and received for the years ended December 31, 2010 and 2009.

Advance related party — During 2009, the Company paid the remaining $35,000 balance of advances from a minority shareholder.

Notes payable – related party — The Company had notes payable to related parties of $0 and $1,586,200 for the years ended December 31, 2010 and 2009, to an entity controlled by the majority shareholder of LiqTech AS. The note accrued interest at 6% and was payable on July 15, 2010.

Note 3 — Related Party Transactions and Payable

Prior to December 31, 2010 an officer/shareholder of the Company paid expenses on behalf of the Company. The advances bear no interest and are due on demand. At December, 31, 2010 and 2009, the Company owed $1,325 to the officer/shareholder.

INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Inventory Disclosure [Text Block]

NOTE 3 — INVENTORY

Inventory consists of the following at September 30, 2011 and December 31, 2010:

	2011	2010
Furnace parts and supplies	$157,152	$250,526
Raw materials	796,327	397,634
Work in process	1,013,563	529,253
Finished goods	493,156	721,268
Reserve for obsolescence	(13,000)	(13,000)
Net Inventory	$2,447,198	$1,885,681

The Company’s inventory is held as collateral on the Company’s line of credits.

NOTE 3 — INVENTORY

Inventory consists of the following at December 31, 2010 and 2009:

	2010	2009
Furnace parts and supplies	$250,526	$188,068
Raw materials	397,634	518,990
Work in process	529,253	429,603
Finished goods	721,268	794,132
Reserve for obsolescence	(13,000)	—
Net Inventory	$1,885,681	$1,930,793

The Company’s inventory is held as collateral on the Company’s line of credits.

PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following at September 30, 2011 and December 31, 2010:

	Useful Life	2011	2010
Production equipment	3 – 10	$9,827,282	$9,177,522
Lab equipment	3 – 10	359,045	354,435
Computer equipment	3 – 10	160,562	171,232
Vehicles	3	11,014	10,814
Building	20	218,790	214,807
Leasehold improvements	10	610,135	573,650
		11,186,828	10,502,460
Less Accumulated Depreciation		(4,864,992)	(4,079,433)
Net Property and Equipment		$6,321,836	$6,423,027

Depreciation expense amounted to $1,020,027 and $892,547, for the nine months ended September 30, 2011 and 2010, respectively. The Company’s property and equipment is held as collateral on the lines of credit.

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2010 and, 2009:

	Useful Life	2010	2009
Production equipment	3 – 10	$9,177,522	$8,316,652
Lab equipment	3 – 10	354,435	296,971
Computer equipment	3 – 10	171,232	85,836
Vehicles	3	10,814	6,878
Building	20	214,807	229,869
Leasehold improvements	10	573,650	562,208
		10,502,460	9,498,414
Less Accumulated Depreciation		(4,079,433)	(3,220,900)
Net Property and Equipment		$6,423,027	$6,277,514

Depreciation expense amounted to $1,110,017, and $960,581, for the years ended December 31, 2010 and 2009, respectively. The Company’s property and equipment is held as collateral on the lines of credit.

Note 2 — Property and Equipment

The Company’s property and equipment consisted of the following as of December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009
Property & Equipment:
Furniture	$1,030	$1,030
Computer Equipment	15,316	15,316
Total Property & Equipment	16,346	16,346
Accumulated Depreciation	(16,273)	(16,125)
Net Property & Equipment	$73	$221

Depreciation expense was for the periods ended December 31, 2010 and 2009 was $148 and $147, respectively.

DEFINITE-LIFE INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Intangible Assets Disclosure [Text Block]

NOTE 5 — DEFINITE-LIFE INTANGIBLE ASSETS

At September 30, 2011 and December 31, 2010, definite-life intangible assets, net of accumulated amortization, consist of patents on the Company’s products of $46,455 and $81,554, respectively. The patents are recorded at cost and amortized over two to ten years. Amortization expense for the nine months ended September 30, 2011 and 2010 is $33,267 and $31,075, respectively. Expected future amortization expense for the years ended are as follows:

Year ending December 31,
2011	$9,553
2012	6,964
2013	6,964
2014	6,964
2015	6,964
Thereafter	9,036
$46,455

NOTE 5 — DEFINITE-LIFE INTANGIBLE ASSETS

At December 31, 2010 and 2009, definite-life intangible assets consist of patents on the Company’s products of $81,554 and $49,902, respectively. The patents are recorded at cost and amortized over two to ten years. Amortization expense for the years ended December 31, 2010 and 2009 are $42,082 and $4,716, respectively.

Expected future amortization expense for the years ended are as follows:

Year ending December 31,
2011	$42,534
2012	6,034
2013	6,034
2014	6,034
2015	6,034
Thereafter	14,884
$81,554

LINES OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Line Of Credit [Text Block]

NOTE 6 — LINES OF CREDIT

LiqTech AS has a DKK 6,000,000 (Approximately $1,200,000 at September 30, 2011) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowings are due on demand. There was $1,180,531 and $764,571 outstanding as of September 30, 2011 and December 31, 2010, respectively. Interest is charged monthly at 4.71% at September 30, 2011, the line is secured by certain of the Company’s receivables, inventory and equipment. At September 30, 2011, there was $6,259 available on the line.

LiqTech Int. DK has a DKK 3,000,000 ($544,356 and $534,445 at September 30, 2011 and December 31, 2010, respectively) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $526,156 and $268,517 outstanding as of September 30, 2011 and December 31, 2010, respectively. Interest is charged monthly at 4.71% at September 30, 2011, the line is secured by certain of the Company’s receivables, inventory and equipment. As of September 30, 2011, there was $18,200 available on the line.

NOTE 6 — LINES OF CREDIT

LiqTech AS had a standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing are due on demand. The line of credit was paid off on December 8, 2010. There was $372,862 outstanding as of December 31, 2009. Interest is charged at the bank borrowing rate and was secured by certain of the Company’s receivables, inventory and equipment.

LiqTech AS has a 6,000,000dkk (Approximately $1,070,000) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing are due on demand. There was $764,571 and $500,522 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged monthly at 4.35% at December 31, 2010, the line is secured by certain of the Company’s receivables, inventory and equipment. There was approximately $300,000 available on the line.

LiqTech NA has a $100,000 standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $0 and $40,806 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged monthly at either the LIBOR rate plus 3.5%, or the greater of the federal funds rate plus 1% or the prime rate plus 1% at LiqTech NA discretion. The letter of credit is guaranteed by LiqTech AS.

CoMeTas AS has a 3,000,000DKK ($534,445 and $578,024 at December 31, 2010 and 2009) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $268,517 and $0 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged quarterly at CIBOR rate (Copenhagen Interbank Offered Rate) plus 2.5%.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Notes Payable [Text Block]

NOTE 7 — NOTES PAYABLE

$475,000 Note Payable — In September 2011 LiqTech AS entered into a notes payable agreement with a financial institution, wherein LiqTech AS drew down $475,000 through September 30, 2011. Interest is charged monthly at 4.95% at September 30, 2011. The line is secured by certain of the Company’s receivables, inventory and equipment. The line is payable in quarterly principal installments of $25,000 plus interest through June 30, 2016.

Maturities of notes payable as stipulated in the agreements, at September 30, 2011 are as follows:

Year ending December 31,
2011	$—
2012	99,505
2013	100,000
2014	100,000
2015	100,000
2016	50,000
$449,505

NOTE 7 — NOTES PAYABLE

$500,000 Note Payable — As amended on April 6, 2009, LiqTech NA entered into a notes payable agreement with a financial institution, wherein LiqTech NA can draw down up to $500,000 through December 31, 2010. As of December 31, 2010 and 2009, the Company has drawn down $500,000 and $0 on the line. The balance outstanding on the line accrues interest at the banks LIBOR plus a margin (3.9% on December 31, 2010). The line is payable in quarterly principal installments of $25,000 plus interest through December 31, 2015. The line is secured by all of the Company’s personal property.

Maturities of notes payable as stipulated in the agreements, at December 31, 2010 are as follows:

Year ending December 31,
2011	$100,000
2012	100,000
2013	100,000
2014	100,000
2015	100,000
Thereafter	—
$500,000

Note 4 — Note Payable

On December 20, 2010 the Company executed a promissory note in which it borrowed $5,000 from an unrelated third party. The note is due twenty-four months from the date of the note and accrues interest at a rate of 8.0%. Proceeds from the note will be used to cover operations. Accrued interest payable was $24 at December 31, 2010.

LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Operating Leases of Lessor Disclosure [Text Block]

NOTE 8 — LEASES

Operating Leases — The Company leases office and production facilities under operating lease agreements expiring in August 31, 2013, December 2011, March 2014, and July 2016. Some of these lease agreements have a right to extend.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of September 30, 2011 are as follows:

Year ending December 31	Lease Payments
2011	$122,044
2012	393,257
2013	321,252
2014	277,277
2015	276,732
Thereafter	184,488
Total Minimum Lease Payments	$1,575,050

Lease expense charged to operations was $429,877 and $382,651, for the nine months ended September 30, 2011, and 2010.

Capital Lease — The Company leases equipment on various capital leases calling for monthly payments of $3,146, $3,208, $12,424, $4,628 and $701 expiring through March 2017. At September 30, 2011 and at December 2010, the Company had recorded equipment on capital lease at $1,612,508 and $1,433,440, respectively, with related accumulated depreciation of $429,791 and $317,247, respectively.

During the year ended September 30, 2011 and 2010, depreciation expense for equipment on capital lease amounted to $136,168, and $127,368, respectively, and has been included in depreciation expense. During the year ended September 30, 2011 and 2010, interest expense on capital lease obligation amounted to $59,217, and $62,947, respectively. In August 2011, the Company purchased an additional furnace to increase their production capacity for $262,000 financed under a capital lease plus installation cost of $150,000.

Future minimum capital lease payments are as follows for the periods ended December 31:

As of September 30, 2011
2011	$72,323
2012	320,552
2013	280,876
2014	266,331
2015	204,623
Thereafter	344,996
Total minimum lease payments	1,489,701
Less amount representing interest	(243,431)
Present value of minimum lease payments	1,246,270
Less Current Portion	(209,675)
$1,036,595

NOTE 8 — LEASES

Operating Leases — The Company leases office and production facility under operating lease agreements expiring in August 31, 2013, December 2011, March 2014, June 2011 and March 2012, respectively. Some of these lease agreements have right to extend.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2010 are as follows:

Year ending December 31	Lease Payments
2011	$426,611
2012	210,236
2013	70,523
2014	534
2015	—
Thereafter	—
Total Minimum Lease Payments	$707,904

Lease expense charged to operations was $537,657 and $479,814, for the years ended December 31, 2010, and 2009.

Capital Lease — The Company leases equipment on various capital leases calling for monthly payments of $3,341, $3,406, $13,192, and $745 expiring through March 2017. At December 31, 2010 and 2009, the Company had recorded equipment on capital lease at $1,433,440 and $1,433,440 with related accumulated depreciation of $317,247 and $131,734. During the year ended December 31, 2010 and 2009, depreciation expense for equipment on capital lease amounted to $185,513, and $131,734, respectively, and has been included in depreciation expense. During the year ended December 31, 2010 and 2009, interest expense on capital lease obligation amounted to $248,220, and $174,204, respectively.

Future minimum capital lease payments are as follows for the twelve-month periods ended December 31:

December 31, 2010
2011	229,502
2012	260,192
2013	221,239
2014	206,958
2015	146,374
Thereafter	$272,042
Total minimum lease payments	1,336,307
Less amount representing interest	(254,354)
Present value of minimum lease payments	1,081,953
Less Current Portion	156,204
$925,749

AGREEMENTS AND COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Commitments Disclosure [Text Block]

NOTE 9 — AGREEMENTS AND COMMITMENTS

401(K) Profit Sharing Plan — LiqTech NA has a 401(k) profit sharing plan and trust covering certain eligible employees. The amount LiqTech NA contributes is discretionary. For the nine months ending September 2011 and 2010, matching contributions were expensed and totaled $14,714 and $10,360, respectively.

NOTE 9 — AGREEMENTS AND COMMITMENTS

401(K) Profit Sharing Plan — LiqTech NA has a 401(K) profit sharing plan and trust covering certain eligible employees. The amount LiqTech NA contributes is discretionary. During 2010 and 2009, the Company matching contributions to the plan were expensed and totaled approximately $14,682, and $12,603, respectively.

ACQUISITIONS	9 Months Ended
Sep. 30, 2011
Business Combination Disclosure [Text Block]

NOTE 10 — ACQUISITIONS

On August 24, 2011, pursuant to the Merger Agreement, BMD Sub was merged with and into LiqTech USA, and as a result of the Merger, LiqTech USA became a wholly owned subsidiary of Parent. Prior to the Merger there were 4,155,250 shares of the common stock, par value $.001 per share of Parent outstanding, pursuant to the Merger each of the 17,444.75 outstanding shares of the common stock of LiqTech USA was exchanged for 1,000 shares of Parent common stock, for a total of 17,444,750 shares resulting in 21,600,000 shares of Parent common stock being outstanding immediately following the Merger and warrants to acquire up to 6,500 shares of LiqTech USA’s common stock at an exercise price of $1,500 per share, were by their terms, converted into warrants to acquire up to 6,500,000 shares of Parent common stock at an exercise price of $1.50 per share.

In connection with the Merger, shareholders of Parent contributed and cancelled 89,960,000 common shares of the Parent thereby reducing the common share outstanding to 4,155,250. Prior to the Merger, LiqTech USA completed a private placement offering of 63 Units at $100,000 per Unit (the “Offering”,) each such Unit consisting of 40 shares of LiqTech USA common stock (2,520,000 common shares of Parent after giving effect to the 1,000 for 1 share conversion into Parent upon the closing of the Merger) and a LiqTech USA Warrant for 20 shares of LiqTech USA common stock (1,260,000 warrants to purchase common shares of Parent after giving effect to the 1,000 for 1 share conversion into Parent upon closing of the Merger,) for gross proceeds of $4,800,000 in cash and a promissory note for $1,500,000 payable on September 7, 2011. Prior to the Offering, LiqTech USA issued 2,946.417 common shares (2,949,417 common shares of Parent after giving effect to the 1,000 for 1 shares conversion into Parent upon the closing of the Merger) and warrants to purchase 1,440 common shares at an exercise price of $1,500 per share (warrants to purchase 1,440,000 common shares of Parent at an exercise price of $1.50 per share after giving effect to the 1,000 for 1 share conversion into Parent upon closing of the Merger) for gross proceeds of $50,000 in cash and 19,500,000 DKK notes payable ($3,765,351 based upon the currency exchange rate of $1.00 = 5.1788 DKK as August 22, 2011.) The note was discounted $120,600 as the note does not accrue interest and is payable on June 30, 2012. In connection with the Merger, LiqTech, USA acquired all of the outstanding equity interests in LiqTech AS and all of the outstanding equity interests in LiqTech Int. DK and LiqTech NA not owned by LiqTech AS, directly from the holders of such equity interests. In exchange for such equity interests LiqTech USA paid the holders, in the aggregate of $4,577,999, promissory notes in the aggregate principal amount of 19,500,000 DKK ($3,765,351 based upon the currency exchange rate of $1.00 = 5.1788 DKK as August 22, 2011) and 9,308.333 common shares of LiqTech USA (9,308,333 common shares of Parent after giving effect to the 1,000 for 1 shares conversion into Parent upon closing of the Merger.)

INCOME TAXES	12 Months Ended
Dec. 31, 2010
Liqtech As and Subsidiaries [Member]
Income Tax Disclosure [Text Block]

NOTE 10 — INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes; which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards. The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined.

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset (liabilities) at December 31, 2010 and 2009:

	2010	2009
Deferred Rent	$2,506	$—
Reserve for obsolete inventory	4,494	—
Net current tax assets	7,000	—
Allowance for Doubtful Accounts	—	51,447
Business Tax Credit Carryover	2,528	—
Net Operating Loss Carryover	307,227	4,747
Excess of book over tax depreciation	(789,795)	(410,824)
Net deferred tax liability	$(480,040)	$(354,630)

In accordance with prevailing accounting guidance, the Company is required to recognize and disclose any income tax uncertainties. The guidance provides a two step approach to recognize and disclose any income tax uncertainties. The guidance provides a two-step approach to recognizing and measuring tax benefits and liabilities when realization of the tax position is uncertain. The first step is to determine whether the tax position meet the more-likely-than-not condition for recognition and the second step is to determine the amount to be recognized based on the cumulative probability that exceeds 50%.

The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which can difficult to determine and can only be estimated. Management estimates that it is more likely than not that the Company will generate adequate net profits to use the deferred tax assets; management has estimated that all of the deferred tax will be realized and consequently, a valuation allowance was not recorded.

As of December 31, 2010 the Company had net operating loss carryovers of $5,834 for U.S. Federal purposes expiring through 2028 and $301,393 for Danish Corporate tax purposes which do not expire.

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company’s effective rate is as follows at December 31, 2010 and 2009:

	2010	2009
Computed U.S. Federal Tax at expected statutory rate	$(57,664)	$211,141
State and local income taxes, net of federal benefit	63,586	44,096
Non-U.S. income taxed at different rates	105,892	41,010
Non-deductible expenses	1,723	4,557
Other items	31,994	—
Income tax expense	$145,531	$300,804

The components of income tax expense (benefit) from continuing operations for the years ended December 31, 2010 and 2009 consist of the following:

	2010	2009
Current income tax expense (benefit):
Danish	$8,783	$61,658
Federal	—	—
State	13,992	36,096
Current tax expense	22,775	$97,754
Deferred tax expense (benefit) arising from:
Excess of tax over financial accounting depreciation	386,109	$203,050
Deferred Rent	(2,506)	—
Net Operating Loss Carryover	(303,921)	—
Allowance for Doubtful Accounts	47,568	—
Reserve for obsolete inventory	(4,494)	—
Net deferred tax (benefit)	$122,756	$203,050

Deferred income tax expense/(benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

The Company files Danish and U.S. federal, and Minnesota state income tax returns, and LiqTech AS and Cometas AS are generally no longer subject to tax examinations for years prior to 2006 for their Danish tax returns. LiqTech NA is generally no longer subject to tax examinations for years prior to 2008 for U.S. federal and U.S. states tax returns.

Blue Moose Media, Inc [Member]
Income Tax Disclosure [Text Block]

Note 5 — Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740, “Income Taxes.” This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.

The Company adopted the provisions of ASC Topic 740, “Accounting for Uncertainty in Income Taxes”, on January 1, 2007. As result of the implementation of ASC Topic 740, the Company recognized approximately no increase in the liability for unrecognized tax benefits.

The Company has no tax positions at December 31, 2010 and 2009 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2010 and 2009, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2010, and 2009.

The Company is required to file tax returns in the United States. All tax years starting with 2008 are open for examination. The Company has not timely filed its income tax returns and is currently delinquent. The Company is in the process of preparing its tax returns and believes there are no taxes owing at December 31, 2010 and 2009.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss (NOL) and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets (liabilities) consist of the following components as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
NOL Carryover	$20,300	$16,600
Valuation allowance	(20,300)	(16,600)
Net deferred tax asset	$—	$—

The income tax provision differs from the amount of estimated income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the periods ended December 31, 2010 and 2009 due to the following:

	2010	2009
Book loss (15% statutory rate)	$(3,700)	$4,400
Valuation allowance	3,700	(4,400)
Tax at effective rate	$—	$—

At December 31, 2010, the Company had net operating loss carryforwards of approximately $135,100 that may be offset against future taxable income from the year 2010 through 2030. No tax benefit has been reported in the December 31, 2010 or 2009 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Earnings Per Share [Text Block]

NOTE 11 — EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30		For the Nine Months Ended September 30
	2011	2010	2011	2010
Net Income (Loss) attributable to LiqTech International Inc.	$484,205	$81,112	$378,242	$262,881
Weighted average number of common shares used in basic earnings per share	14,251,721	9,308,333	10,974,237	9,308,333
Effect of dilutive securities, stock options and warrants	1,510,126	—	503,375	—
Weighted average number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	$15,761,847	$9,308,333	$11,477,612	$9,308,333

The Company included all outstanding common stock equivalents in the calculation of weighted average common shares and potential dilutive common shares outstanding.

The weighted average common shares outstanding used in the calculation of earning per shares for the three and nine months ended September 30, 2010, reflects the 9,308,333 issued to the former shareholders of LiqTech AS in connection with the reverse acquisition.

NOTE 11 — EARNINGS PER SHARE

The following data shows the amounts used in computing earnings per share and the effect on income and the weighted average number of shares of potential dilutive common stock for the years ended December 31, 2010 and 2009:

	2010	2009

Net income (loss) Attributable to LiqTech AS	$(6,629)	$329,502
Weighted average number of common shares outstanding used in basic earnings per share.	1,554	1,554
Effect of dilutive securities: Stock Options	—	—
Weighted number of common shares and potential dilutive common shares outstanding used in dilutive earnings per share	1,554	1,554

For the years ended December 31, 2010 and 2009, the LiqTech AS had 39 options that were not included in the computation of diluted earnings per share.

For the years ended December 31, 2010 and 2009, the LiqTech, NA had 5,500 options to purchase approximately 6.4% of LiqTech, NA that were not included in the computation of diluted earnings per share.

For the years ended December 31, 2010 and 2009, the CoMeTas AS had 52 options to purchase approximately 1.9% of CoMeTas, AS that was not included in the computation of diluted earnings per share.

Note 8 — Loss per Share

The following data shows the amounts used in computing loss per share for the periods presented:

	For the year ended December 31,
	2010	2009
Loss available to common Stockholders (numerator)	$(24,368)	$(29,363)
Weighted average number of common shares outstanding during the period used in loss per share (denominator)	35,344,353	9,097,777

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12 — STOCKHOLDERS’ EQUITY

Common Stock — The Company has authorized 100,000,000 shares of common stock, $0.001 par value. As of September 30, 2011 and 2010, respectively, there were 21,600,000 and 9,308,333 common shares issued, and 21,600,000 and 9,262,263 common shares outstanding.

On April 19, 2011, the Company received 400 common shares, with a uncontrolled interest value of $325,208, (15% of the outstanding common shares) of LiqTech Int. DK (formerly CoMeTas AS) upon the departure of the Chief Executive Officer and recorded a capital contribution of $280,039.

Stock Options — In August 2011, the Company’s Board of Directors adopted a Stock Option Plan. Under the terms and conditions of the Plan, the board is empowered to grant stock options to employees, officers, and directors of the Companies. At September 30, 2011, the total number of shares of common stock granted under the Plan was 2,000,000 options.

The Company recognizes compensation costs for stock option awards to employees based on their grant-date fair value. The value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted-average assumptions used to estimate the fair values of the stock options granted using the Black-Scholes option-pricing model are as follows:

LiqTech International, Inc.
Expected term	3.5 Years
Volatility	0.07%
Risk free interest rate	2.33%
Dividend yield	0%

The Company recognized employee stock based compensation expense of $20,661 and $8,803 for the nine months end September 30, 2011 and 2010, respectively. At September 30, 2011 the Company had approximately $39,230 of unrecognized compensation cost related to Non-vested options expected to be recognized through August 24, 2013.

A summary of the status of the options outstanding at September 30, 2011 is presented below:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.50 – $3.00	2,000,000	3.42 years	$2.625	66,667	$2.625

A summary of the status of the options at September 30, 2011, and changes during the year is presented below:

	September 30, 2011
	Shares	Weighted Average Exercise Price	Average Remaining Life	Weighted Average Intrinsic Value
LiqTech International Inc.
Outstanding at beginning of period	0	$0	0	$—
Granted	2,000,000	2.625	3.42	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of period	2,000,000	$2.625	3.42	$1,750,000
Vested and Expected to Vest	666,667	$2.625	3.42	$583,334
Exercisable end of period	666,667	$2.625	3.42	$583,334

The total intrinsic value of options exercised during the year ended September 30, 2011 was $0. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at September 30, 2011 (for outstanding options), less the applicable exercise price.

NOTE 12 — STOCKHOLDERS’ EQUITY

Common Stock — The Company has authorized 1,560 shares of common stock, 1,000 DKK par value. As of December 31, 2010 and 2009, there were 1,560 and 1,560 common shares issued, and 1,554 and 1,554 common shares outstanding.

Treasury Stock — During 2009, the Company repurchased 6 common shares for $25,789 or $4,298 per share.

Stock Options — During 2008, the Board of Directors adopted a Stock Option Plans within LiqTech AS, CoMeTas AS and LiqTech NA. Under the terms and conditions of the Plans, the board is empowered to grant stock options to employees, officers, and directors of the Companies. Additionally, the Board will determine at the time of granting the vesting provisions. The total number of shares of common stock granted under the LiqTech AS, CoMeTas AS and LiqTech NA Plans were 39 options, 72 options and 5,500 options, respectively.

The Company recognizes compensation costs for stock option awards to employees based on their grant-date fair value. The value of each stock option is estimated on the date of grant using the Black-Scholes option-pricing model. The weighted-average assumptions used to estimate the fair values of the stock options granted using the Black-Scholes option-pricing model are as follows for the year ended December 31, 2008:

	LiqTech AS	CoMeTas AS	LiqTech NA
Expected term	5 Years	5 Years	5 Years
Volatility	88.71%	143.49%	150%
Risk free interest rate	2.33%	2.33%	2.33%
Dividend yield	0%	0%	0%

The Companies recognized employee stock based compensation expense of $40,946 and $24,481 for the years end December 31, 2010 and 2009, respectively. At December 31, 2010 the Companies had approximately $2,000 of unrecognized compensation cost related to Non-vested options expected to be recognized in 2011.

A summary of the status of the options outstanding under the Company’s stock option plans at December 31, 2010 is presented below:

Range of Exercise Prices	Options Outstanding			Options Exercisable
	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
LiqTech AS $11,862	39	2.2 years	$11,862	39	$11,862
LiqTech NA $100 – $110	5,500	2.9 years	$104	4,400	$104
CoMeTas AS $4,205	52	2.2 years	$4,205	52	$4,205

A summary of the status of the options granted under the Company’s stock option plans at December 31, 2010, and changes during the year is presented below:

	December 31, 2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Average Intrinsic Value
LiqTech AS
Outstanding at beginning of year	39	$11,862	3.2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of year	39	$11,862	2.2	$—
Vested and Expected to Vest	39	$11,862	2.2	$—
Exercisable end of year	39	$11,862	2.2	$—
LiqTech NA
Outstanding at beginning of year	5,500	$104	3.9	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding at end of year	5,500	$104	2.9	$—
Vested and Expected to Vest	5,500	$104	2.9	$—
Exercisable end of year	4,400	$104	2.9	$—
CoMeTas AS
Outstanding at beginning of year	72	$4,205	3.2	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(20)	$4,205	—	—
Expired	—	—	—	—
Outstanding at end of year	52	$4,205	2.2	$—
Vested and Expected to Vest	52	$4,205	2.2	$—
Exercisable end of year	52	$4,205	2.2	$—

The total intrinsic value of options exercised during the year ended December 31, 2010 was $0. Intrinsic value is measured using the fair market value at the date of exercise (for shares exercised) or at December 31, 2010 (for outstanding options), less the applicable exercise price.

Note 6 — Capital Stock

The Company has authorized 10,000,000 shares of $0.001 par value preferred stock with such rights, preferences and designations and to be issued in such series as determined by the Board of Directors. No shares are issued and outstanding at December 31, 2010.

The Company has authorized 100,000,000 shares of $0.001 par value common stock. During July 2004, the Company issued 1,250,000 shares of common stock for cash of $5,000 at $0.004 per share. In November 2004, the Company issued 33,500 shares of common stock for cash of $13,400 at $0.40 per share. During April 2005, the Company issued 37,750 shares of common stock for cash $15,100 at $0.40 per share. During April 2006, the Company issued 50,500 shares of common stock for cash of $50,500 at $1.00 per share.

On August 6, 2009, the Company effected a one for four reverse stock split. The financial statements have been restated, for all periods presented, to reflect the stock split. After the split the Company had 1,371,750 shares outstanding.

On August 12, 2009, the Company issued 20,000,000 shares of post-split common stock for cash of $20,000 at $0.001 per share. This transaction resulted in a change in control of the Company.

On April 20, 2010, the Company issued 20,000,000 shares of post-split common stock for cash of $20,000 at $0.001 per share. This transaction resulted in a change in control of the Company.

Fair Value of Financial Instruments (Blue Moose Media, Inc [Member])	12 Months Ended
Dec. 31, 2010
Blue Moose Media, Inc [Member]
Fair Value Disclosures [Text Block]

Note 7 — Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and accounts payable. The carrying amount of cash and accounts payable approximates fair value because of the short-term nature of these items.

SIGNIFICANT CUSTOMERS / CONCENTRATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Segment Reporting Disclosure [Text Block]

NOTE 13 — SIGNIFICANT CUSTOMERS / CONCENTRATION

The Company had four customers who accounted for 12%, 11%, 8% and 8% of total sales at September 30, 2011. The Company had four significant customers who accounted for 31%, 14%, 12% and 9% of total sales at September 30, 2010.

The Company sells filters throughout the world; sales by geographical region are as follows for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
United States and Canada	2,384,398	2,064,592	4,774,876	3,499,884
South America	2,943	2,586	19,232	71,954
Asia	344,571	19,355	1,237,170	1,579,718
Europe	4,097,623	2,121,604	7,521,468	7,309,621
	6,829,535	4,208,137	13,552,746	12,461,177

The Company’s sales by product line are as follows for the three and nine months ended September 30, 2011 and 2010:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2011	2010	2011	2010
Ceramic diesel particulate	5,824,865	3,348,708	11,418,854	10,953,209
Liquid filters	925,227	859,429	1,955,145	1,507,968
Kiln furniture	79,443	—	178,747	—
	6,829,535	4,208,137	13,552,746	12,461,177

NOTE 13 — SIGNIFICANT CUSTOMERS/CONCENTRATION

The Company had four customers who accounted for 29%, 15%, 14% and 9% of total sales at December 31, 2010. The Company had three significant customers who accounted for 21% and 14%, and 13% of total sales at December 31, 2009.

The Company sells filters throughout the world; sales by geographical region are as follows for the years ended December 31, 2010 and 2009:

	2010	2009
United States and Canada	$5,593,498	$4,049,340
South America	76,121	42,515
Asia	2,514,095	1,024,505
Europe	7,545,103	7,780,863
Total	$15,728,817	$12,897,223

The Company’s sales by product line are as follows for the Year ended December 31, 2010 and 2009:

	2010	2009
Ceramic diesel particulate	$13,820,862	$11,081,605
Liquid filters	1,907,955	1,815,618
Kiln furniture	—	—
Total	$15,728,817	$12,897,223

EXTRAORDINARY EVENT	9 Months Ended
Sep. 30, 2011
Extra Ordinary Event [Text Block]

NOTE 14 — EXTRAORDINARY EVENT

On July 19, 2011, the building housing LiqTech Int. DK (formerly CoMeTas AS) corporate office and production facility suffered damages resulting from a fire in the roof structure and portions of the corporate offices. The Production facility suffered structural and water damages making the facility unsafe for future use. The Company located a new facility and moved their operations and usable equipment. The Company is in the process of assessing the damages and has filed claims under two insurance policies on LiqTech Int. DK, a DKK 15,500,000 (approximately $2,750,000 USD) policy for casualty losses and a DKK 10,000,000 (approximately $1,800,000 USD) policy for business interruptions.

As of September 30, 2011 the Company has received DKK 1,108,000 (Approximately $201,000) recorded as a $238,000 increase in sales and increase in $37,000 in costs of goods sold under the business interruption policy.

As of September 30, 2011 the Company has received DKK 4,184,000 (Approximately $760,000) under the casualty loss policy. Management has reclassified $285,558 in net assets from property and equipment to other receivables for lost leasehold improvements at the former facility currently being reimbursed and replaced in the new facility. Final assessments of the overall damages have not been completed but the overall loss will be within the insured amounts. The insurance company has informed the Company that they will cover any losses to the underlying assets and business interruptions within the insured amounts.

Going Concern (Blue Moose Media, Inc [Member])	12 Months Ended
Dec. 31, 2010
Blue Moose Media, Inc [Member]
Going Concern [Text Block]

Note 9 — Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company was only recently formed and has a limited operating history. The Company is currently seeking a business opportunity. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard management is proposing to raise any necessary additional funds not provided by operations through loans or additional sales of its common stock. There is no assurance that the Company will be successful in raising this additional capital or in sustaining profitable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]	Dec. 31, 2010 Blue Moose Media, Inc [Member]
Subsequent Events [Text Block]

NOTE 15 — SUBSEQUENT EVENT

The Company’s management reviewed material events through November 11, 2011.

In October the Company opened sales offices in France and Germany. The Company has not yet entered into operating leases for office facilities for any of the countries at the date of filing.

NOTE 14 — SUBSEQUENT EVENT

The Company’s management has reviewed all material events through the date of this report.

Extraordinary Event — On July 19, 2011, the building housing CoMeTas AS Corporate office and Production facility suffered damages resulting from a fire in the roof structure and portions of the corporate offices. The Production facility suffered some water damages. The Company is in the process of assessing the damages to the facility and underlying equipment. The Company has located a new facility and has commenced moving their operations. CoMeTas AS maintains two insurance policies on CoMeTas AS, a 15,500,000DKK (Approx $2,750,000 USD) policy for casualty losses and a 10,000,000 DKK (Approx $1,800,000 USD) policy for business interruptions. Management has not assessed the overall damages but estimates that insurance will cover any losses to the underlying assets and business interruptions.

Line of Credit — During 2011, LiqTech NA entered into a $300,000 credit agreement to purchase water testing equipment. The equipment will be leased to customers to test the Company’s water filters in the United States and Canada.

Treasury Stock — On April 19, 2011, the Company received 400 common shares (15% of the Outstanding Common Shares) of CoMeTas AS upon the departure of the Chief Executive Officer.

During 2011, the Company committed to purchase an additional furnace to increase their production capacity for $300,000 plus installation cost of $200,000.

During 2011, the Company purchased a 15% interest in a Danish company starting to produce bio-fuels and fertilizers out of manure for $100,000.

The Company sold its remaining interest in an investment for $5,000 resulting in a $5,000 gain on sales.

Note 10 — Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and concluded there are no events to disclose.